Note 29 - Subsequent Events	12 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(29)       SUBSEQUENT EVENTS

The Company's ordinary shares are currently listed on the NASDAQ Global Market under the symbol LZEN. On April 9, 2012, the company applied to transfer the listing of its ordinary shares to the NASDAQ Capital Market, as the Company no longer meets the listing requirements for the NASDAQ Global Market. NASDAQ is currently reviewing the application.

The Company received two letters, dated October 11, 2011 and October 12, 2011, from the NASDAQ Stock Market stating that for the previous 30 consecutive business days, the bid price of the ordinary shares closed below the minimum $1.00 per share and the market value of the Company’s publicly held ordinary shares (“MVPHS”) was below the minimum of $5,000,000, both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1) (the “Minimum Bid Price Rule”) and 5450(b)(1) (the “MVPHS Rule”), respectively.

In accordance with NASDAQ Marketplace Rules 5810(c)(3)(A) and 5810(c)(3)(D), the Company has been provided a grace period of 180 calendar days, or until April 9, 2012, to regain compliance by maintaining a closing bid price of at least $1.00 per share and a closing MVPHS of $5,000,000 or more for a minimum of ten consecutive business days. As of April 9, 2012, the Company did not regain compliance with the Minimum Bid Price Rule or the MVPHS Rule. NASDAQ notified the Company that the ordinary shares could be delisted from the NASDAQ Global Market, but that pursuant to NASDAQ rule 5810(c)(3XA)(ii), the Company was eligible for additional time by applying for a transfer of the ordinary shares to the NASDAQ Capital Market.

On April 9, 2012, the Company applied to transfer the listing of the ordinary shares from the NASDAQ Global Market to the NASDAQ Capital Market. The Company believes that they satisfy the requirements for initial listing on the NASDAQ Capital Market (except for the bid price requirement). The Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards, with the exception of the bid price requirement. The Company will, however, have to provide written notice of its intention to cure the minimum bid price requirement during the following 180 days.

There can be no assurance that the Company's application to the NASDAQ Capital Market will be approved or that any appeal would be granted by the Listing Qualifications Panel.